Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Net loss attributable to the shareholders of Teekay Corporation - basic and diluted	(28,324)	(80,152)	(48,879)	(125,408)
Weighted average number of common shares	100,434,512	86,259,207	98,892,574	86,217,567
Common stock and common stock equivalents	100,434,512	86,259,207	98,892,574	86,217,567
Loss per common share - basic and diluted	(0.28)	(0.93)	(0.49)	(1.45)